Fair Value Measurements - Schedule of reconciliation of Level 3 assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value	$ 34,300	$ 0	$ 16,800	$ 0
Investments [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			429	576	$ 576
Additions			725
Transfer to Level 1			(725)		(133)
Foreign exchange			10		(2)
Change in fair value			28		(12)
Balance, end of period	467		467		429
Derivative asset [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			1,300	0	0
Additions			33,675		2,000
Exercised			(10,364)
Change in fair value			(16,815)		(700)
Balance, end of period	7,796		7,796		1,300
Warrant liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			760,000
Balance, end of period	1,300		1,300		760,000
Warrant liability [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period			760	$ 0	0
Additions - reclassification from equity					5,112
Change in fair value			584		(4,352)
Balance, end of period	$ 1,344		$ 1,344		$ 760